UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-22047

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Dynamic Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder, Chairman and Global Chief Investment Officer Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2018

DATE OF REPORTING PERIOD: January 31, 2018

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (21.9%)
	Consumer Discretionary (3.6%)
260,000	AV Homes, Inc. 6.625%, 05/15/22	$272,021
335,000	Beverages & More, Inc.* 11.500%, 06/15/22	316,888
235,000	CalAtlantic Group, Inc. 6.625%, 05/01/20	252,140
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
610,000	5.125%, 05/01/27	595,653
135,000	5.000%, 02/01/28	130,697
	Century Communities, Inc.
611,000	6.875%, 05/15/22	635,871
190,000	5.875%, 07/15/25	193,103
390,000	CRC Escrow Issuer, LLC*^ 5.250%, 10/15/25	389,321
950,000	Dana Financing Luxembourg Sarl*~ 6.500%, 06/01/26	1,031,044
	DISH DBS Corp.^
850,000	5.875%, 11/15/24	807,912
525,000	6.750%, 06/01/21	550,483
700,000	Eldorado Resorts, Inc. 6.000%, 04/01/25	732,998
340,000	GameStop Corp.*µ 6.750%, 03/15/21	352,260
515,000	goeasy, Ltd.*µ 7.875%, 11/01/22	549,688
190,000	Guitar Center, Inc.*µ 6.500%, 04/15/19	186,070
363,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc.*^ 8.750%, 11/01/24	398,398
1,240,000	L Brands, Inc.^ 6.875%, 11/01/35	1,274,274
325,000	Lions Gate Entertainment Corp.* 5.875%, 11/01/24	346,219
340,000	M/I Homes, Inc. 5.625%, 08/01/25	346,895
750,000	Mattel, Inc.*^ 6.750%, 12/31/25	760,905
180,000	Mediacom Broadband, LLC / Mediacom Broadband Corp. 5.500%, 04/15/21	182,234
	Meritage Homes Corp.
1,367,000	7.000%, 04/01/22	1,543,972
800,000	7.150%, 04/15/20	869,300
345,000	Penske Automotive Group, Inc. 5.500%, 05/15/26	353,237
	PetSmart, Inc.*
220,000	5.875%, 06/01/25	170,129
65,000	8.875%, 06/01/25^	41,356
	Rite Aid Corp.^
745,000	7.700%, 02/15/27	667,598
545,000	6.125%, 04/01/23*	509,147
1,511,000	Royal Caribbean Cruises, Ltd.µ 7.500%, 10/15/27	1,903,286
560,000	Salem Media Group, Inc.* 6.750%, 06/01/24	552,345
527,000	Sally Holdings, LLC / Sally Capital, Inc.^ 5.625%, 12/01/25	525,667

PRINCIPAL AMOUNT		VALUE
	Service Corp. International
1,000,000	8.000%, 11/15/21~	$1,162,650
295,000	5.375%, 05/15/24	310,212
725,000	SFR Group, SA*^ 7.375%, 05/01/26	714,013
400,000	Sotheby’s* 4.875%, 12/15/25	392,796
75,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	74,967
654,000	ZF North America Capital, Inc.*µ 4.750%, 04/29/25	675,386
		20,771,135

	Consumer Staples (0.8%)
390,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s, LLC^ 5.750%, 03/15/25	349,534
675,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	473,344
	JBS USA LUX SA / JBS USA Finance, Inc.*
1,600,000	5.750%, 06/15/25~	1,586,112
575,000	7.250%, 06/01/21	587,558
350,000	8.250%, 02/01/20	352,105
	New Albertson’s, Inc.
315,000	7.450%, 08/01/29^	277,693
180,000	8.000%, 05/01/31	161,268
100,000	7.750%, 06/15/26	90,907
	Pilgrim’s Pride Corp.*
75,000	5.750%, 03/15/25	76,145
60,000	5.875%, 09/30/27	60,308
	Post Holdings, Inc.*
310,000	5.750%, 03/01/27	312,015
72,000	5.625%, 01/15/28^	71,914
		4,398,903

	Energy (3.5%)
400,000	Bill Barrett Corp. 7.000%, 10/15/22	408,250
365,000	Buckeye Partners, LP‡ 6.375%, 01/22/78 3 mo. USD LIBOR + 4.02%	372,767
600,000	Calfrac Holdings, LP*^ 7.500%, 12/01/20	602,250
415,000	California Resources Corp.* 8.000%, 12/15/22	349,897
583,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	603,589
380,000	Chesapeake Energy Corp.* 8.000%, 01/15/25	384,454
70,000	CONSOL Energy, Inc.* 11.000%, 11/15/25	75,415
75,000	CrownRock, LP / CrownRock Finance, Inc.* 5.625%, 10/15/25	75,990
630,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	605,695
155,000	DCP Midstream, LP^‡ 7.375%, 12/15/22 3 mo. USD LIBOR + 5.15%	159,662
135,000	Diamond Offshore Drilling, Inc.^ 7.875%, 08/15/25	143,299

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Energy Transfer Equity, LPµ
500,000	5.875%, 01/15/24	$542,970
300,000	5.500%, 06/01/27	316,887
800,000	Energy Transfer Partners, LPµ‡ 4.791%, 11/01/66 3 mo. USD LIBOR + 3.02%	717,500
	Genesis Energy, LP / Genesis Energy Finance Corp.
375,000	6.250%, 05/15/26	374,921
360,000	6.500%, 10/01/25^	367,078
	Gulfport Energy Corp.^
325,000	6.375%, 05/15/25	330,541
225,000	6.000%, 10/15/24	227,279
700,000	Halcon Resources Corp. 6.750%, 02/15/25	740,250
145,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	151,047
225,000	Moss Creek Resources Holdings, Inc.* 7.500%, 01/15/26	234,269
1,500,000	MPLX, LPµ 4.875%, 06/01/25	1,595,820
35,000	Nabors Industries, Inc.*^ 5.750%, 02/01/25	34,468
480,000	Oasis Petroleum, Inc.^ 6.500%, 11/01/21	491,438
365,000	Par Petroleum, LLC / Petroleum Finance Corp.* 7.750%, 12/15/25	366,664
365,000	PDC Energy, Inc.* 5.750%, 05/15/26	373,413
300,000	Petroleum Geo Services Company*^ 7.375%, 12/15/20	291,912
365,000	Plains All American Pipeline, LP^‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	367,774
360,000	QEP Resources, Inc.^µ 5.625%, 03/01/26	369,025
4,000,000	SEACOR Holdings, Inc. 7.375%, 10/01/19	4,139,220
685,000	SESI, LLC*^ 7.750%, 09/15/24	737,882
150,000	SM Energy Company^ 6.750%, 09/15/26	156,694
290,000	Southwestern Energy Company^ 7.500%, 04/01/26	303,963
245,000	Sunoco, LP / Sunoco Finance Corp.* 5.500%, 02/15/26	250,103
345,000	Transocean, Inc.* 7.500%, 01/15/26	359,514
365,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	367,557
458,953	W&T Offshore, Inc.* 9.000%, 05/15/20 10.750% PIK rate	441,740
680,000	Weatherford International, Ltd.^ 8.250%, 06/15/23	720,657
375,000	Whiting Petroleum Corp.* 6.625%, 01/15/26	383,766

PRINCIPAL AMOUNT		VALUE
470,000	WildHorse Resource Development Corp. 6.875%, 02/01/25	$487,731
		20,023,351

	Financials (2.6%)
715,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	713,563
885,000	Ally Financial, Inc. 8.000%, 11/01/31	1,130,282
650,000	Ardonagh Midco 3, PLC* 8.625%, 07/15/23	678,158
550,000	AssuredPartners, Inc.*^ 7.000%, 08/15/25	566,131
745,000	Charles Schwab Corp.^‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	737,319
70,000	Citadel, LP*µ 5.375%, 01/17/23	72,613
425,000	CyrusOne, LP / CyrusOne Finance Corp.µ 5.375%, 03/15/27	442,627
675,000	Dell International, LLC / EMC Corp.*µ 6.020%, 06/15/26	739,108
360,000	Discover Financial Servicesµ‡ 5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	366,151
145,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	149,751
260,000	HUB International, Ltd.* 7.875%, 10/01/21	270,563
500,000	ILFC E-Capital Trust II*‡ 4.620%, 12/21/65 3 mo. USD LIBOR + 1.80%	491,250
450,000	Iron Mountain, Inc.*^ 5.250%, 03/15/28	437,287
	Jefferies Finance, LLC*
600,000	7.375%, 04/01/20µ	612,324
600,000	7.250%, 08/15/24^	623,667
325,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*µ 5.250%, 10/01/25	325,824
260,000	Level 3 Financing, Inc.^ 5.375%, 05/01/25	260,879
355,000	LPL Holdings, Inc.* 5.750%, 09/15/25	362,524
465,000	MetLife, Inc.µ 6.400%, 12/15/36	531,648
715,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.µ 6.500%, 07/01/21	724,956
550,000	Navient Corp.^ 6.750%, 06/25/25	577,093
290,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	293,959
425,000	Oil Insurance, Ltd.*‡ 4.677%, 03/05/18 3 mo. USD LIBOR + 2.98%	413,499
1,070,000	Quicken Loans, Inc.*µ 5.750%, 05/01/25	1,093,931

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
155,000	Radian Group, Inc.µ 4.500%, 10/01/24	$156,200
	Springleaf Finance Corp.
484,000	8.250%, 10/01/23^	536,008
92,000	5.625%, 03/15/23	92,279
170,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	173,164
785,000	Tronox Finance, PLC* 5.750%, 10/01/25	805,999
250,000	VEREIT Operating Partnership, LP^ 3.950%, 08/15/27	242,353
		14,621,110

	Health Care (2.9%)
679,000	Acadia Healthcare Company, Inc. 6.500%, 03/01/24	712,101
	Community Health Systems, Inc.^
1,810,000	7.125%, 07/15/20	1,584,157
155,000	8.000%, 11/15/19	145,446
1,065,000	DaVita, Inc. 5.125%, 07/15/24	1,074,026
419,000	Endo International, PLC* 7.250%, 01/15/22	366,860
825,000	Endo, Ltd.*^ 6.000%, 07/15/23	648,541
700,000	Greatbatch, Ltd.* 9.125%, 11/01/23	762,345
240,000	HCA Holdings, Inc.^ 6.250%, 02/15/21	256,039
	HCA, Inc.
1,570,000	5.375%, 02/01/25^	1,606,981
795,000	5.875%, 05/01/23^	853,285
315,000	7.500%, 11/06/33	351,400
385,000	Magellan Health, Inc.µ 4.400%, 09/22/24	385,248
605,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	518,152
75,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	70,055
	Tenet Healthcare Corp.^
1,400,000	6.750%, 06/15/23	1,382,899
675,000	5.125%, 05/01/25*	674,089
675,000	Teva Pharmaceutical Finance Company, BV^µ 2.950%, 12/18/22	616,420
532,000	Teva Pharmaceutical Finance IV BV^µ 3.650%, 11/10/21	515,543
150,000	Teva Pharmaceutical Finance IV, LLC^ 2.250%, 03/18/20	145,828
390,000	Teva Pharmaceutical Finance Netherlands III, BV^ 2.200%, 07/21/21	363,679
	Valeant Pharmaceuticals International, Inc.*
2,795,000	7.250%, 07/15/22	2,778,160
750,000	9.000%, 12/15/25^	772,477
215,000	West Street Merger Sub, Inc.*^ 6.375%, 09/01/25	217,875
		16,801,606

PRINCIPAL AMOUNT		VALUE
	Industrials (2.6%)
450,000	ACCO Brands Corp.* 5.250%, 12/15/24	$459,524
1,570,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trustµ 5.000%, 10/01/21	1,656,923
	Allison Transmission, Inc.*µ
275,000	4.750%, 10/01/27	274,399
165,000	5.000%, 10/01/24	166,836
150,000	American Woodmark Corp.* 4.875%, 03/15/26	150,563
375,000	ARD Securities Finance SARL*^ 8.750%, 01/31/23 8.750% PIK rate	387,990
365,000	Beacon Escrow Corp.* 4.875%, 11/01/25	364,124
370,000	Bombardier, Inc.* 7.500%, 12/01/24	389,545
240,000	Catalent Pharma Solutions, Inc.* 4.875%, 01/15/26	240,230
	Covanta Holding Corp.
225,000	5.875%, 03/01/24^	230,587
70,000	5.875%, 07/01/25	71,189
390,000	Delphi Technologies, PLC* 5.000%, 10/01/25	389,797
390,000	Fly Leasing, Ltd.^ 5.250%, 10/15/24	392,079
75,000	FXI Holdings, Inc.* 7.875%, 11/01/24	74,934
750,000	Garda World Security Corp.* 7.250%, 11/15/21	769,264
1,110,000	Golden Nugget, Inc.* 6.750%, 10/15/24	1,148,939
260,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	273,838
480,000	H&E Equipment Services, Inc.* 5.625%, 09/01/25	498,439
65,000	Hertz Corp.* 7.625%, 06/01/22	68,074
	Icahn Enterprises, LPµ
350,000	6.375%, 12/15/25*	356,550
330,000	6.750%, 02/01/24	343,771
	IHO Verwaltungs GmbH*
200,000	4.500%, 09/15/23 5.250% PIK rate	203,320
200,000	4.125%, 09/15/21 4.875% PIK rate	203,360
200,000	James Hardie International Finance, Ltd.*µ 4.750%, 01/15/25	202,738
400,000	Jeld-Wen, Inc.* 4.625%, 12/15/25	400,830
210,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	220,956
560,000	Meritor, Inc. 6.250%, 02/15/24	588,689
80,000	Multi-Color Corp.* 4.875%, 11/01/25	80,370
505,000	Navistar International Corp.* 6.625%, 11/01/25	530,179
	Park Aerospace Holdings, Ltd.*
270,000	5.500%, 02/15/24	267,658
215,000	4.500%, 03/15/23^µ	207,372
390,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	418,735

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
339,000	Scientific Games International, Inc.*^ 5.000%, 10/15/25	$340,019
205,000	Tennant Company* 5.625%, 05/01/25	214,217
35,000	Trident Merger Sub, Inc.* 6.625%, 11/01/25	35,305
80,000	TriMas Corp.* 4.875%, 10/15/25	80,868
	United Continental Holdings, Inc.
1,400,000	6.375%, 06/01/18µ	1,417,073
235,000	4.250%, 10/01/22^	236,577
615,000	United Rentals North America, Inc.µ 4.875%, 01/15/28	615,529
195,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	198,610
		15,170,000

	Information Technology (1.4%)
553,000	Alliance Data Systems Corp.* 5.875%, 11/01/21	568,550
	Amkor Technology, Inc.µ
1,900,000	6.375%, 10/01/22^	1,959,736
354,000	6.625%, 06/01/21 Cardtronics, Inc.	359,061
1,090,000	5.125%, 08/01/22	1,060,292
365,000	5.500%, 05/01/25*	340,614
345,000	CBS Radio, Inc.* 7.250%, 11/01/24	362,807
275,000	CDK Global, Inc.*µ 4.875%, 06/01/27	276,261
257,000	CDW, LLC / CDW Finance Corp. 5.000%, 09/01/23	264,003
495,000	Clear Channel Worldwide Holdings, Inc.^ 7.625%, 03/15/20	489,563
510,000	CommScope Technologies, LLC* 6.000%, 06/15/25	538,042
350,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	365,080
	Nuance Communications, Inc.µ
430,000	5.625%, 12/15/26	445,678
420,000	6.000%, 07/01/24	445,364
385,000	TTM Technologies, Inc.* 5.625%, 10/01/25	396,408
260,000	VFH Parent, LLC* 6.750%, 06/15/22	273,551
		8,145,010

	Materials (1.3%)
536,000	AK Steel Corp.^ 6.375%, 10/15/25	531,792
480,000	Alcoa Nederland Holding, BV*^µ 7.000%, 09/30/26	532,418
1,040,000	ArcelorMittal, SA^µ 7.500%, 10/15/39	1,343,550
360,000	Arconic, Inc.^µ 5.125%, 10/01/24	380,153
700,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	724,896
	First Quantum Minerals, Ltd.*
232,000	7.000%, 02/15/21	240,185
200,000	7.250%, 04/01/23	212,294

PRINCIPAL AMOUNT		VALUE
550,000	Freeport-McMoRan, Inc.^ 4.550%, 11/14/24	$558,855
400,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	411,280
190,000	Kinross Gold Corp.*µ 4.500%, 07/15/27	191,653
200,000	New Gold, Inc.* 6.375%, 05/15/25	212,212
1,335,000	PBF Holding Company, LLC / PBF Finance Corp.^ 7.250%, 06/15/25	1,410,421
700,000	United States Steel Corp.^ 6.875%, 08/15/25	735,311
35,000	Warrior Met Coal, Inc.* 8.000%, 11/01/24	36,900
		7,521,920

	Real Estate (0.2%)
13,000	Crescent Communities, LLC/Crescent Ventures, Inc.* 8.875%, 10/15/21	13,841
630,000	MPT Operating Partnership, LP / MPT Finance Corp.µ 5.000%, 10/15/27	625,722
365,000	Starwood Property Trust, Inc.*µ 4.750%, 03/15/25	361,766
		1,001,329

	Telecommunication Services (2.3%)
250,000	Altice Financing, SA*^ 7.500%, 05/15/26	260,179
	Altice Luxembourg, SA*
200,000	7.750%, 05/15/22	192,000
200,000	7.625%, 02/15/25^	183,795
460,000	Altice US Finance I Corp.*µ 5.500%, 05/15/26	470,821
10,000	Block Communications, Inc.* 6.875%, 02/15/25	10,449
370,000	CB Escrow Corp.* 8.000%, 10/15/25	373,480
125,000	CenturyLink, Inc.^ 7.500%, 04/01/24	125,953
1,315,000	CSC Holdings, LLC*^µ 5.500%, 04/15/27	1,334,021
1,356,000	Embarq Corp.µ 7.995%, 06/01/36	1,320,263
	Frontier Communications Corp.
1,189,000	7.625%, 04/15/24^	786,541
440,000	11.000%, 09/15/25	344,802
380,000	8.500%, 04/15/20	371,720
300,000	Hughes Satellite Systems Corp. 6.625%, 08/01/26	317,981
	Intelsat Jackson Holdings, SA
615,000	9.750%, 07/15/25*^	567,522
415,000	7.500%, 04/01/21^	354,767
241,000	8.000%, 02/15/24*	253,362
390,000	Qwest Corp.^µ 6.875%, 09/15/33	380,738
165,000	SBA Communications Corp.* 4.000%, 10/01/22	163,005
	Sprint Corp.
1,850,000	7.875%, 09/15/23^	1,959,011
955,000	7.125%, 06/15/24	969,411
105,000	7.250%, 09/15/21	112,000
	T-Mobile USA, Inc.
765,000	6.625%, 04/01/23µ	795,332

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
225,000		4.750%, 02/01/28^	$225,997
705,000		United States Cellular Corp.µ 6.700%, 12/15/33	746,567
		Windstream Services, LLC
416,000		8.625%, 10/31/25*	389,212
220,000		7.750%, 10/01/21^	166,486
42,000		7.750%, 10/15/20^	36,043
			13,211,458

		Utilities (0.7%)
1,050,000		AES Corp.µ 7.375%, 07/01/21	1,171,873
550,000		Dynegy, Inc.*^ 8.125%, 01/30/26	606,688
		NGPL PipeCo, LLC*µ
145,000		4.875%, 08/15/27	148,848
145,000		4.375%, 08/15/22	147,130
		NRG Energy, Inc.^
525,000		6.625%, 01/15/27	556,479
228,000		5.750%, 01/15/28*	228,552
275,000		PPL Capital Funding, Inc.^‡ 4.358%, 03/30/67 3 mo. USD LIBOR + 2.67%	273,439
215,000		Talen Energy Supply, LLC*^ 10.500%, 01/15/26	217,091
360,000		TerraForm Power Operating, LLC* 5.000%, 01/31/28	355,142
			3,705,242

		TOTAL CORPORATE BONDS (Cost $124,357,326)	125,371,064

CONVERTIBLE BONDS (30.5%)

		Consumer Discretionary (7.1%)
5,600,000		Cie Generale des Etablissements Michelinµ 0.000%, 01/10/22	6,078,100
550,000		Ctrip.com International, Ltd.µ 1.000%, 07/01/20	589,567
331,000		DISH Network Corp.^ 3.375%, 08/15/26	350,695
20,000,000	JPY	Iida Group Holdings Company, Ltd.µ 0.000%, 06/18/20	192,965
162,000		Liberty Expedia Holdings, Inc.*^ 1.000%, 06/30/47	164,338
		Liberty Interactive, LLC
5,625,000		1.750%, 09/30/46*µ	6,950,700
848,768		4.000%, 11/15/29^	601,424
800,000		3.750%, 02/15/30	560,716
285,000		Liberty Media Corp.^ 1.375%, 10/15/23	354,561
1,510,000		LVMH Moet Hennessy Louis Vuitton, SE 0.000%, 02/16/21	4,742,019
2,420,000		Marriott Vacations Worldwide Corp.*µ 1.500%, 09/15/22	2,858,516
168,500	EUR	SEB, SA 0.000%, 11/17/21	431,876
200,000		Shanghai Port Group BVI Holding Company, Ltd.µ 0.000%, 08/09/22	210,667

PRINCIPAL AMOUNT			VALUE
500,000	EUR	Steinhoff Finance Holding Company 1.250%, 10/21/23	$343,270
		Tesla, Inc.µ
3,700,000		1.250%, 03/01/21	4,256,573
2,500,000		2.375%, 03/15/22	3,126,450
400,000		Valeo, SAµ 0.000%, 06/16/21	444,794
2,490,000		Vipshop Holdings, Ltd.µ 1.500%, 03/15/19	2,688,926
42,000,000	HKD	Zhongsheng Group Holdings, Ltd. 0.000%, 10/25/18	5,668,348
			40,614,505

		Energy (0.7%)
3,300,000		Nabors Industries, Inc.*^ 0.750%, 01/15/24	2,656,252
108,000		Oil States International, Inc.* 1.500%, 02/15/23	110,723
172,000		SM Energy Company 1.500%, 07/01/21	175,439
		SunEdison, Inc.@
2,261,000		0.250%, 01/15/20*	45,220
275,000		2.000%, 10/01/18	5,500
400,000		TOTAL, SAµ 0.500%, 12/02/22	420,554
200,000		Tullow Oil Jersey, Ltd. 6.625%, 07/12/21	247,329
185,000		Whiting Petroleum Corp.^ 1.250%, 04/01/20	172,645
			3,833,662

		Financials (2.7%)
36,000,000	JPY	AEON Financial Service Company, Ltd.µ 0.000%, 09/13/19	373,899
1,600,000	EUR	AURELIUS Equity Opportunities SE & Co. KGaAµ 1.000%, 12/01/20	2,449,558
3,500,000	EUR	Corestate Capital Holding, SA 1.375%, 11/28/22	4,391,094
662,400	EUR	Credit Agricole, SA 0.000%, 10/03/19	732,625
300,000	EUR	Cromwell SPV Finance Pty, Ltd. 2.000%, 02/04/20	373,227
1,296,000		IAC FinanceCo, Inc.*^ 0.875%, 10/01/22	1,469,930
200,000	EUR	LEG Immobilien, AG 0.875%, 09/01/25	265,796
480,000,000	JPY	Mitsubishi Chemical Holdings Corp.µ 0.000%, 03/29/24	4,914,119
300,000	EUR	Solidium Oy 0.000%, 09/04/18	385,326
200,000		Yamaguchi Financial Group, Inc.µ‡ 1.175%, 03/26/20 3 mo. USD LIBOR - 0.50%	206,902
			15,562,476

		Health Care (2.3%)
2,700,000	EUR	Bayer Capital Corp., BVµ 5.625%, 11/22/19	3,806,757
300,000	EUR	Bayer, AGµ 0.050%, 06/15/20	472,481

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
277,000		BioMarin Pharmaceutical, Inc.^ 1.500%, 10/15/20	$324,416
200,000	EUR	GN Store Nord, A/S 0.000%, 05/31/22	266,187
5,735,000		Illumina, Inc.^µ 0.000%, 06/15/19	6,302,908
170,000		Innoviva, Inc.*µ 2.500%, 08/15/25	184,545
200,000		Insulet Corp.*µ 1.375%, 11/15/24	212,434
300,000	EUR	Magyar Nemzeti Vagyonkezelo Zrtµ 3.375%, 04/02/19	424,450
135,000		Medidata Solutions, Inc.µ 1.000%, 08/01/18	163,391
265,000		Molina Healthcare, Inc.µ 1.625%, 08/15/44	428,306
220,000		NuVasive, Inc.µ 2.250%, 03/15/21	235,736
135,000		Pacira Pharmaceuticals, Inc.* 2.375%, 04/01/22	130,946
200,000		QIAGEN, NV 0.875%, 03/19/21	256,753
			13,209,310

		Industrials (5.0%)
430,000,000	JPY	ANA Holdings, Inc.µ 0.000%, 09/19/24	4,153,004
506,500	EUR	Elis, SA 0.000%, 10/06/23	218,615
155,000		Greenbrier Companies, Inc.*^ 2.875%, 02/01/24	178,889
1,750,000		Haitian International Holdings, Ltd. 2.000%, 02/13/19	2,003,365
43,000,000	HKD	Harvest International Company 0.000%, 11/21/22	5,810,344
30,000,000	JPY	Japan Airport Terminal Company, Ltd. 0.000%, 03/04/22	275,752
250,000		Johnson Electric Holdings, Ltd. 1.000%, 04/02/21	282,681
30,000,000	JPY	Kandenko Company, Ltd.µ 0.000%, 03/31/21	319,280
530,000,000	JPY	Kansai Paint Company, Ltd.µ 0.000%, 06/17/19	5,325,172
250,000		Larsen & Toubro, Ltd.µ 0.675%, 10/22/19	274,152
40,000,000	JPY	LIXIL Group Corp.µ 0.000%, 03/04/22	388,325
2,400,000	EUR	Prysmian S.p.A.µ 1.250%, 03/08/18	3,768,853
3,690,000	EUR	Safran, SA 0.000%, 12/31/20	4,822,456
200,000		STMicroelectronics, NVµ 0.000%, 07/03/22	259,671
200,000	EUR	Symrise, AG 0.238%, 06/20/24	275,418
400,000		Vinci, SAµ 0.375%, 02/16/22	456,270
			28,812,247

		Information Technology (6.5%)
415,000		Altaba, Inc.µ 0.000%, 12/01/18	626,160
1,500,000		Ciena Corp.* 3.750%, 10/15/18	1,754,970

PRINCIPAL AMOUNT			VALUE
520,000		Citrix Systems, Inc.^ 0.500%, 04/15/19	$692,276
95,000		Coupa Software, Inc.*µ 0.375%, 01/15/23	103,576
135,000		Euronet Worldwide, Inc.µ 1.500%, 10/01/44	178,995
400,000		Hon Hai Precision Industry Company, Ltd. 0.000%, 11/06/22	408,512
2,495,000		II-VI, Inc.*^ 0.250%, 09/01/22	2,815,495
155,000		Inphi Corp.^ 0.750%, 09/01/21	144,564
4,350,000		Lumentum Holdings, Inc.*^ 0.250%, 03/15/24	4,652,412
513,000		Microchip Technology, Inc.*^ 1.625%, 02/15/27	626,542
115,000		Micron Technology, Inc.µ 2.125%, 02/15/33	459,599
4,170,000		Nice Systems, Inc.^µ 1.250%, 01/15/24	5,092,592
101,000		Nutanix, Inc.* 0.000%, 01/15/23	98,429
230,000		NXP Semiconductors, NV^µ 1.000%, 12/01/19	289,495
153,000		ON Semiconductor Corp.µ 1.000%, 12/01/20	218,658
4,025,000		RealPage, Inc.*^µ 1.500%, 11/15/22	5,319,420
150,000		Red Hat, Inc.µ 0.250%, 10/01/19	269,129
300,000	EUR	Rocket Internet, SE 3.000%, 07/22/22	390,878
1,030,000		Salesforce.com, Inc.^ 0.250%, 04/01/18	1,762,242
2,650,000		Silicon Laboratories, Inc.*^ 1.375%, 03/01/22	3,181,603
140,000		Square, Inc.*µ 0.375%, 03/01/22	294,871
85,000		Synaptics, Inc.*^ 0.500%, 06/15/22	80,557
150,000		Teradyne, Inc.µ 1.250%, 12/15/23	229,205
150,000		Veeco Instruments, Inc. 2.700%, 01/15/23	134,614
2,532,000		Weibo Corp.*^ 1.250%, 11/15/22	3,073,316
4,345,000		Workday, Inc.*^µ 0.250%, 10/01/22	4,544,935
			37,443,045

		Materials (2.3%)
250,000		BASF, SEµ 0.925%, 03/09/23	256,789
100,000	EUR	Buzzi Unicem, S.p.A.µ 1.375%, 07/17/19	184,788
4,232,000		Cemex, SAB de CV 3.720%, 03/15/20	4,521,765
7,430,000		Royal Gold, Inc.^µ 2.875%, 06/15/19	8,021,168
			12,984,510

		Real Estate (1.0%)
1,800,000	EUR	Aroundtown Property Holdings, PLC 1.500%, 01/18/21	2,809,544

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
1,816,000		AYC Finance, Ltd.µ 0.500%, 05/02/19	$1,975,300
200,000	EUR	Grand City Properties, SA 0.250%, 03/02/22	249,000
490,000		IH Merger Sub, LLCµ 3.000%, 07/01/19	603,180
210,000		Starwood Property Trust, Inc.µ 4.375%, 04/01/23	211,424
			5,848,448

		Telecommunication Services (2.1%)
900,000	EUR	America Movil, SAB de CV 0.000%, 05/28/20	1,108,215
10,800,000		Telenor East Holding II ASµ 0.250%, 09/20/19	11,249,010
			12,357,225

		Utilities (0.8%)
3,100,000	EUR	Sagerpar, SAµ 0.375%, 10/09/18	4,344,511

		TOTAL CONVERTIBLE BONDS (Cost $169,791,622)	175,009,939

U.S. GOVERNMENT AND AGENCY SECURITIES (2.1%)
		Other (2.1%)
		United States Treasury Note
5,843,000		1.875%, 05/31/22^	5,702,831
4,710,000		1.875%, 10/31/22	4,578,245
1,195,000		1.000%, 06/30/19	1,177,802
780,000		1.750%, 10/31/20	769,178

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $12,448,983)	12,228,056

BANK LOANS (0.5%)
		Consumer Discretionary (0.1%)
770,000		Weight Watchers International, Inc. 6.426%, 11/29/24	781,789

		Financials (0.1%)
350,000		GLP Financing, LLC 3.059%, 04/28/21	349,564

		Health Care (0.1%)
450,000		Team Health Holdings, Inc. ! 0.000%, 02/06/24	442,688

		Industrials (0.1%)
360,000		TransDigm, Inc. ! 0.000%, 08/22/24	363,526

		Telecommunication Services (0.1%)
50,000		CSC Holdings, LLC ! 0.000%, 01/25/26	50,438
350,000		Intelsat Jackson Holdings, SA 6.625%, 01/14/24	352,844

PRINCIPAL AMOUNT		VALUE
349,123	New Media Holdings II, LLC ! 0.000%, 06/04/20	$353,050
		756,332
	TOTAL BANK LOANS (Cost $2,675,005)	2,693,899

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (11.0%)
	Energy (0.4%)
6,420	Hess Corp. 8.000%, 02/01/19	384,365
44,000	NuStar Energy, LP‡ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	1,039,720
17,300	8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	436,306
8,795	WPX Energy, Inc. 6.250%, 07/31/18	552,854
		2,413,245
	Financials (1.2%)
5,000	2017 Mandatory Exchangeable Trust* 5.188%, 12/01/20	607,265
65,000	AMG Capital Trust II 5.150%, 10/15/37	4,101,708
790	Bank of America Corp. 7.250%, 12/31/49	996,980
800	Wells Fargo & Company 7.500%, 12/31/49	1,024,000
		6,729,953

	Health Care (2.4%)
11,970	Allergan, PLC 5.500%, 03/01/18	7,752,969
53,075	Anthem, Inc. 5.250%, 05/01/18	3,187,684
25,179	Becton Dickinson and Company 6.125%, 05/01/20	1,579,227
3,000	Teva Pharmaceutical Industries, Ltd. 7.000%, 12/15/18	1,137,420
		13,657,300

	Industrials (0.5%)
43,800	Rexnord Corp. 5.750%, 11/15/19	2,686,254

	Information Technology (0.3%)
15,000	MTS Systems Corp. 8.750%, 07/01/19	1,813,410

	Real Estate (1.2%)
14,928	American Tower Corp. 5.500%, 02/15/18	1,921,980
2,265	Crown Castle International Corp. 6.875%, 08/01/20	2,534,173
39,750	Welltower, Inc.^ 6.500%, 12/31/49	2,300,332
		6,756,485

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES			VALUE
		Telecommunication Services (3.7%)
93,900		Alibaba Exchangeable (Softbank)*§ 5.750%, 06/03/19	$21,561,346

		Utilities (1.3%)
25,000		Dynegy, Inc.^ 7.000%, 07/01/19	2,068,775
		NextEra Energy, Inc.
71,511		6.123%, 09/01/19	4,044,662
12,711		6.371%, 09/01/18	901,973
2,941		Sempra Energy 6.000%, 01/15/21	294,100
			7,309,510

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $59,990,425)	62,927,503

COMMON STOCKS (68.9%)
		Consumer Discretionary (4.3%)
78,600	EUR	Daimler, AG	7,198,714
100,000		Ford Motor Company~	1,097,000
5,735		GameStop Corp. - Class A^	96,405
10,800	KRW	Hyundai Motor Company	1,640,274
17,525		Newell Rubbermaid, Inc.~	463,361
254,700	JPY	Panasonic Corp.	3,781,581
9,000	EUR	Porsche Automobil Holding, SE	832,842
61,500		Starbucks Corp.	3,493,815
48,045		Walt Disney Company	5,221,050
16,000	GBP	Whitbread, PLC	881,836
			24,706,878

		Consumer Staples (6.6%)
102,000		Coca-Cola Company	4,854,180
31,400	EUR	Danone	2,702,486
160,800	GBP	Diageo, PLC	5,787,570
55,500	EUR	Kerry Group, PLC - Class A	5,905,985
112,900	CHF	Nestlé, SA	9,752,519
41,890	EUR	Unilever, NV	2,417,980
63,700		Wal-Mart Stores, Inc.	6,790,420
			38,211,140

		Energy (7.0%)
782,000	GBP	BP, PLC	5,579,092
19,500		Chevron Corp.~	2,444,325
4,662,000	HKD	China Petroleum & Chemical Corp.	4,029,906
40,000		ConocoPhillips	2,352,400
23,500		Devon Energy Corp.~	972,195
23,110		Enterprise Products Partners, LP	638,298
52,300		Exxon Mobil Corp.~	4,565,790
16,725		Gulfmark Offshore, Inc.#	476,495
6,038		Gulfmark Offshore, Inc.	172,023
8,920		Magellan Midstream Partners, LP	636,799
24,000		Noble Corp., PLC^#	112,560
11,080		Ocean Rig UDW, Inc. - Class A#	298,274
87,000	EUR	Royal Dutch Shell, PLC - Class A	3,055,178
82,300	GBP	Royal Dutch Shell, PLC - Class A	2,885,327
76,374		Schlumberger, Ltd.~	5,619,599
16,710		Spectra Energy Partners, LP	714,185
5,280		Targa Resources Corp.^	253,440

NUMBER OF SHARES			VALUE
92,600	EUR	TOTAL, SA	$5,368,940
			40,174,826

		Financials (15.1%)
312,200	HKD	AIA Group, Ltd.	2,666,656
133,000	EUR	Azimut Holding, S.p.A	3,028,997
338,700		Bank of America Corp.~	10,838,400
64,600	EUR	BNP Paribas, SA	5,335,558
289,431	CHF	Credit Suisse Group, AG#	5,597,889
29,000	EUR	Deutsche Böerse, AG	3,726,964
125,740		E*TRADE Financial Corp.#	6,626,498
19,000		Hartford Financial Services Group, Inc.	1,116,440
172,200	INR	HDFC Bank, Ltd.	5,417,704
96,178		Indiabulls Housing Finance, Ltd.	2,119,526
81,000	INR	Indiabulls Housing Finance, Ltd.	1,762,797
75,350		JPMorgan Chase & Company	8,715,734
99,000		Manulife Financial Corp.	2,101,770
675,000	JPY	Mitsubishi UFJ Financial Group, Inc.	5,103,923
404,500	HKD	Ping An Insurance Group Company of China, Ltd.	4,764,195
29,100		PNC Financial Services Group, Inc.^	4,598,382
98,000	CAD	Power Financial Corp.	2,703,366
169,400	GBP	Prudential, PLC	4,585,670
147,500		Sberbank of Russia PJSC	2,972,586
121,200	EUR	UniCredit S.p.A#	2,672,168
			86,455,223

		Health Care (6.7%)
37,600		AbbVie, Inc.~	4,219,472
22,370		Alexion Pharmaceuticals, Inc.~#	2,669,189
73,175		Baxter International, Inc.	5,270,795
1,885		Biogen, Inc.#	655,622
26,500		Celgene Corp.~#	2,680,740
45,801	EUR	Engie SA	794,962
59,800		Johnson & Johnson~	8,263,762
36,455	CHF	Novartis, AG	3,290,321
6,800		Regeneron Pharmaceuticals, Inc.#	2,493,220
21,400	CHF	Roche Holding, AG	5,287,385
12,585		UnitedHealth Group, Inc.~	2,979,876
			38,605,344

		Industrials (8.4%)
190,000	CHF	ABB, Ltd.	5,295,826
37,029	EUR	ALSTOM	1,624,259
88,100		Delta Air Lines, Inc.	5,001,437
33,900	JPY	FANUC Corp.	9,201,084
242,500		General Electric Company	3,921,225
556,000	GBP	International Consolidated Airlines Group, SA	5,052,025
28,500	EUR	KION Group, AG	2,619,571
181,800	JPY	Komatsu, Ltd.	7,145,192
82,500		Larsen & Toubro, Ltd.	1,831,780
45,000	INR	Larsen & Toubro, Ltd.	1,006,624
12,400		Raytheon Company	2,590,856
29,725	EUR	Schneider Electric, SE#	2,785,151
			48,075,030

		Information Technology (16.2%)
11,700		Alphabet, Inc. - Class A~#	13,831,974
60,540		Apple, Inc.~	10,136,212
33,100	EUR	ASML Holding, NV	6,710,642

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES			VALUE
16,675		Broadcom, Ltd.	$4,135,900
60,000	JPY	Canon, Inc.	2,393,999
32,775		Facebook, Inc. - Class A#	6,125,320
34,200		MasterCard, Inc. - Class A	5,779,800
66,700		Microsoft Corp.	6,337,167
26,000	JPY	Nintendo Company, Ltd.	11,775,781
580,000	EUR	Nokia Corp.	2,797,655
180,000		Taiwan Semiconductor
		Manufacturing Company, Ltd.^~	8,155,800
247,300	HKD	Tencent Holdings, Ltd.	14,612,323
			92,792,573

		Materials (2.7%)
154,000	CAD	Barrick Gold Corp.	2,214,845
1,000,000	GBP	Glencore, PLC#	5,731,393
135,000	CAD	Goldcorp, Inc.	1,932,805
160,000	AUD	Newcrest Mining, Ltd.	2,926,126
30,000	GBP	Rio Tinto, PLC	1,669,890
280,000	CAD	Yamana Gold, Inc.	967,480
			15,442,539

		Telecommunication Services (1.7%)
86,500		América Móvil, SAB de CV - Series L	1,617,550
96,000	EUR	Orange, SA	1,734,689
36,000	JPY	SoftBank Group Corp.	2,991,165
1,176,545	GBP	Vodafone Group, PLC	3,750,629
			10,094,033

		Utilities (0.2%)
10,500		Exelon Corp.	404,355
29,000	EUR	RWE, AG#	581,627
			985,982

		TOTAL COMMON STOCKS (Cost $443,062,075)	395,543,568

RIGHTS (0.0%) #
		Financials (0.0%)
121,200		Unicredit S.p.A. (Cost $—)	212,171

EXCHANGE-TRADED FUND (0.5%)

		Other (0.5%)
82,100		SPDR Barclays Capital High Yield Bond ETF^ (Cost $3,033,891)	3,013,070

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (1.7%) #
		Consumer Discretionary (0.5%)
58		Amazon.com, Inc.
5,800		Call, 04/20/18, Strike $1,240.00	1,388,230
19	EUR	Kering
1,900		Call, 03/16/18, Strike 400.00	47,816
28	EUR	LVMH Moet Hennessy Louis
2,800		Vuitton, SE
		Call, 03/16/18, Strike 240.00	49,764

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
19		Priceline Group, Inc.
1,900		Call, 01/17/20, Strike $1,920.00	$644,005
1,265		Sony Corp.
126,500		Call, 04/20/18, Strike $45.00	562,925
			2,692,740

		Consumer Staples (0.1%)
370		Estee Lauder Companies Inc.
37,000		Call, 01/18/19, Strike $125.00	699,300

		Energy (0.2%)
360		Pioneer Natural Resources
36,000		Company Call, 06/15/18, Strike $185.00	480,600
1,240		Taiwan Semiconductor
124,000		Manufacturing Company, Ltd.
		Call, 01/18/19, Strike $45.00	564,200
			1,044,800

		Financials (0.2%)
2,100		Sberbank Of Russia PJSC
210,000		Call, 06/15/18, Strike $18.50	509,019
1,010		Zions BanCorp.
101,000		Call, 04/20/18, Strike $50.00	525,200
			1,034,219

		Industrials (0.0%)
95	EUR	Airbus, SE
9,500		Call, 03/16/18, Strike 92.00	47,415
1,000		General Electric Company
100,000		Put, 03/16/18, Strike $16.00	56,500
65	EUR	Siemens, AG
6,500		Call, 03/16/18, Strike 125.00	7,142
			111,057

		Information Technology (0.1%)
425		Alibaba Group Holding, Ltd.
42,500		Put, 02/02/18, Strike $190.00	39,313
210		Baidu, Inc.
21,000		Call, 03/16/18, Strike $240.00	363,825
26		Lam Research Corp.
2,600		Call, 03/16/18, Strike $210.00	8,450
		Nokia Oyj
2,500
250,000		Put, 03/16/18, Strike $5.00	93,750
2,500
250,000		Put, 03/16/18, Strike $4.00	10,000
165		NVIDIA Corp.
16,500		Call, 02/16/18, Strike $240.00	255,337
			770,675

		Materials (0.0%)
360		Air Products & Chemicals, Inc.
36,000		Call, 06/15/18, Strike $170.00	241,200
		Alcoa Corp.
48
4,800		Call, 04/20/18, Strike $60.00	5,400
48
4,800		Put, 04/20/18, Strike $50.00	12,120
			258,720

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
	Other (0.6%)
2,060	iShares China Large-Cap ETF
206,000	Put, 02/16/18, Strike $47.00	$14,420
	iShares MSCI EAFE ETF
5,000
500,000	Put, 03/16/18, Strike $72.00	330,000
4,470
447,000	Put, 04/20/18, Strike $73.00	574,395
3,600
360,000	Put, 03/16/18, Strike $70.00	140,400
	iShares MSCI Emerging Markets
3,129
312,900	Put, 03/16/18, Strike $49.00	192,433
2,770
277,000	Put, 04/20/18, Strike $49.00	274,230
2,200
220,000	Put, 03/16/18, Strike $46.00	50,600
1,650	iShares MSCI Japan ETF
165,000	Call, 03/16/18, Strike $62.00	295,350
1,600	iShares Russell 2000 Value ETF
160,000	Call, 05/18/18, Strike $131.00	480,000
	S&P 500 Index
131
13,100	Put, 03/16/18, Strike $2,745.00	292,785
120
12,000	Put, 04/20/18, Strike $2,775.00	529,800
95
9,500	Put, 03/16/18, Strike $2,680.00	126,825
19
1,900	Put, 02/02/18, Strike $2,725.00	855
		3,302,093

	TOTAL PURCHASED OPTIONS (Cost $10,378,049)	9,913,604

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (5.0%)
14,330,179	Fidelity Prime Money Market Fund - Institutional Class, 1.51%***	14,334,478
14,273,380	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.21%***	14,273,380

	TOTAL SHORT TERM INVESTMENTS (Cost $28,608,169)	28,607,858

TOTAL INVESTMENTS (142.1%) (Cost $854,345,545)		815,520,732

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-11.3%)		(65,000,000)

LIABILITIES, LESS OTHER ASSETS (-30.8%)		(176,494,715)

NET ASSETS (100.0%)		$574,026,017

COMMON STOCKS SOLD SHORT (-2.5%) #

	Consumer Discretionary (-0.5%)
(22,250)	New York Times Company	(517,313)

NUMBER OF SHARES		VALUE
(6,540)	Tesla, Inc.	$(2,317,187)
		(2,834,500)

	Health Care (-0.3%)
(5,550)	Becton Dickinson and Company	(1,348,317)
(29,550)	Teva Pharmaceutical Industries, Ltd.	(603,115)
		(1,951,432)

	Information Technology (-1.4%)
(21,200)	Alibaba Group Holding, Ltd.	(4,330,948)
(48,600)	Ciena Corp.	(1,034,208)
(28,500)	MTS Systems Corp.	(1,477,725)
(7,526)	Salesforce.com, Inc.	(857,287)
		(7,700,168)

	Utilities (-0.3%)
(125,000)	Dynegy, Inc.	(1,565,000)
(2,000)	Sempra Energy	(214,040)
		(1,779,040)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $11,716,711)	(14,265,140)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

WRITTEN OPTIONS (-0.2%) #
		Energy (0.0%)
200		ConocoPhillips
20,000		Call, 01/18/19, Strike $70.00	(35,800)

		Health Care (0.0%)
15		Biogen, Inc.
1,500		Call, 01/18/19, Strike $420.00	(27,675)
200		Novartis, AG
20,000		Call, 01/18/19, Strike $95.00	(74,000)
			(101,675)

		Industrials (0.0%)
500	CHF	ABB, Ltd.
50,000		Call, 12/21/18, Strike 30.00	(23,905)

		Materials (0.0%)
48		Alcoa Corp.
4,800		Put, 04/20/18, Strike $55.00	(24,960)

		Other (-0.2%)
2,060		iShares China Large-Cap ETF
206,000		Put, 02/16/18, Strike $43.00	(4,120)
		iShares MSCI EAFE ETF
5,000
500,000		Put, 03/16/18, Strike $68.00	(125,000)
4,470
447,000		Put, 04/20/18, Strike $69.00	(263,730)
3,600
360,000		Put, 03/16/18, Strike $66.00	(61,200)
		iShares MSCI Emerging Markets
3,129
312,900		Put, 03/16/18, Strike $46.50	(84,483)

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
2,770
277,000	Put, 04/20/18, Strike $46.00	$(119,110)
2,200
220,000	Put, 03/16/18, Strike $43.50	(25,300)
	S&P 500 Index
131
13,100	Put, 03/16/18, Strike $2,575.00	(84,495)
120
12,000	Put, 04/20/18, Strike $2,610.00	(215,400)
95
9,500	Put, 03/16/18, Strike $2,550.00	(52,725)
		(1,035,563)

	TOTAL WRITTEN OPTIONS (Premium $1,715,460)	(1,221,903)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and securities sold short. The aggregate value of such securities is $15,791,631.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $112,003,099 (see Note 6 - Notes Payable).

‡	Variable rate security. The rate shown is the rate in effect at January 31, 2018.

&	Illiquid security.

@	In default status and considered non-income producing.

!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

#	Non-income producing security.

***	The rate disclosed is the 7 day net yield as of January 31, 2018.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)
CURRENCY EXPOSURE JANUARY 31, 2018
	Value	% of Total Investments
US Dollar	$523,677,587	65.5%
European Monetary Unit	94,773,601	11.8%
Japanese Yen	58,335,241	7.3%
Hong Kong Dollar	37,551,772	4.7%
British Pound Sterling	35,923,432	4.5%
Swiss Franc	29,200,035	3.6%
Indian Rupee	8,187,125	1.0%
Canadian Dollar	7,818,496	1.0%
Australian Dollar	2,926,126	0.4%
South Korean Won	1,640,274	0.2%
Total Investments Net of Common Stocks Sold Short and Written Options	$800,033,689	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007.

The Fund’s investment strategy is to generate a high level of current income with a secondary objective of capital appreciation. The Fund, under normal circumstances, will invest at least 40% of its managed assets in securities of foreign issuers in developed and emerging markets, including debt and equity securities of corporate issuers and debt securities of government issuers. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows*:

Cost basis of investments	$840,913,374
Gross unrealized appreciation	57,850,698
Gross unrealized depreciation	(98,730,383)
Net unrealized appreciation (depreciation)	$(40,879,685)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statement of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 4 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 2,600,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $65.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2018.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	860	$25	$21,500,000
Series B	9/06/24	4.00%	860	$25	$21,500,000
Series C	9/06/27	4.24%	880	$25	$22,000,000
				Total	$65,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” with the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.

Note 5 – Fair Value Measurement

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$125,371,064	$—	$125,371,064
Convertible Bonds	—	175,009,939	—	175,009,939
U.S. Government and Agency Securities	—	12,228,056	—	12,228,056
Bank Loans	—	2,693,899	—	2,693,899
Convertible Preferred Stocks	34,843,774	28,083,729	—	62,927,503
Common Stocks Foreign	8,613,458	207,466,108	—	216,079,566
Common Stocks U.S.	172,368,087	7,095,915	—	179,464,002
Rights	—	212,171	—	212,171
Exchange-Traded Funds	3,013,070	—	—	3,013,070
Purchased Options	9,913,604	—	—	9,913,604
Short Term Investments	28,607,858	—	—	28,607,858
TOTAL	$257,359,851	$558,160,881	$—	$815,520,732
Liabilities:
Common Stocks Sold Short U.S.	$14,265,140	$—	$—	$14,265,140
Written Options	1,221,903	—	—	1,221,903
TOTAL	$15,487,043	$—	$—	$15,487,043

	TRANSFERS IN TO LEVEL 1	TRANSFERS OUT OF LEVEL 1*	TRANSFERS IN TO LEVEL 2*	TRANSFERS OUT OF LEVEL 2
Investments at Value:
Common Stock Foreign	$—	$12,912,470	$12,912,470	$—
TOTAL	$—	$12,912,470	$12,912,470	$—

* Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 8, 2018

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	March 8, 2018